Employee Benefits (Tables)	12 Months Ended
Mar. 31, 2020
Disclosure of net defined benefit liability (asset) [abstract]
Summary of changes in present value of defined benefit obligations and fair value of plan assets
The changes in present value of defined benefit obligations and fair value of plan assets of the NEC Group for the fiscal years ended March 31, 2019 and 2020, are as follows:

	JPY (millions)
	2019	2020
Present value of defined benefit obligations
Balance at beginning of the year	1,113,774	1,036,768

Current service cost	33,513	32,140
Interest cost	6,868	5,604
Remeasurements:
Actuarial (gains) losses arising from changes in demographic assumptions	11,348	(6,939)
Actuarial gains arising from changes in financial assumptions	(623)	(8,996)
Past service cost and gains on settlements	(1,476)	(449)
Benefits paid	(68,275)	(63,512)
Effects of business combinations and disposals	(2,525)	(13,094)
Settlements of defined benefit pension plans	(54,070)	(8,303)
Foreign currency translation differences	(1,049)	(3,221)
Transfer to liabilities directly associated with assets held for sale	(1,090)	(4,197)
Others	373	762

Balance at the end of the year	1,036,768	966,563

Fair value of plan assets
Balance at beginning of the year	890,360	814,902

Interest income	6,162	4,823
Remeasurement: Actual loss on plan assets	(41,925)	(13,096)
Employer contributions	13,252	10,583
Benefits paid	(50,903)	(53,282)
Effects of business combinations and disposals	(920)	(8,377)
Settlements of defined benefit pension plans	(538)	—
Foreign currency translation differences	(1,616)	(3,435)
Transfer to liabilities directly associated with assets held for sale	458	(1,983)
Others	572	716

Balance at end of the year	814,902	750,851

Defined benefit liabilities	241,759	224,469
Defined benefit assets	(19,893)	(8,757)

Net defined benefit liabilities recognized in the consolidated statements of financial position	221,866	215,712

Summary of components of defined benefit cost
Components of defined benefit cost for the fiscal years ended March 31, 2018, 2019, and 2020, are as follows:

	JPY (millions)
	2018	2019	2020
Current service cost	34,759	33,513	32,140
Net interest	808	706	781
Past service cost and gains on settlements	(1,416)	(1,476)	(449)

Total	34,151	32,743	32,472

Summary of fair value of the plan assets by asset category
The fair value of the plan assets by asset category as of March 31, 2019 and 2020, is as follows:

			JPY (millions)
	2019		2020
	With quoted market price in an active market	No quoted market price in an active market	With quoted market price in an active market	No quoted market price in an active market
Cash and cash equivalents	30,818	—	21,235	—
Equity securities	145,054	—	128,334	—
Mutual funds	—	627,645	—	590,972
Others	—	11,385	—	10,310

Total	175,872	639,030	149,569	601,282

Summary of actuarial assumptions used to determine the present value of the defined benefit obligations	Significant actuarial assumptions used to determine the present value of the defined benefit obligations as of March 31, 2019 and 2020, are as follows:

	2019	2020
Discount rate	0.5%	0.6%

Summary of effect on defined obligations
The effects on defined obligations of a 0.1% change in the discount rate as of March 31, 2019 and 2020, are as follows:

	JPY (millions)
	2019	2020
Discount rate
Increased by 0.1%	(11,994)	(10,610)
Decreased by 0.1%	12,240	10,822